SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Options (thousands)	Average price
Outstanding at January 1, 2020	10,756	1.12
Granted	1,835	0.85
Exercised	(1,599)	0.53
Cancelled/forfeited	(74)	1.31
Expired	(1,949)	1.02
Outstanding at January 1, 2021	8,969	1.19
Granted	2,402	1.60
Exercised	(2,777)	0.93
Expired	(324)	2.86
Outstanding at December 31, 2021	8,270	1.33
Exercisable at December 31, 2021	6,098	1.31

Disclosure of options and average life [Table Text Block]
Range of exercise price	Options (thousands)	Average life (years)
$0.38 to $0.75	1,727	2.41
$0.76 to $1.00	2,248	2.00
$1.01 to $1.42	811	2.25
$1.43 to $1.86	2,215	4.09
$1.87 to $2.86	1,269	1.04
	8,270	2.15

Disclosure of inputs used in measurement of fair value at grant date [Table Text Block]
	At December 31,
	2021	2020
Expected term (years)	5.0	5.0
Forfeiture rate	0%	0%
Volatility	67%	65%
Dividend yield	0%	0%
Risk-free interest rate	0.4%	1.1%
Weighted-average fair value per option	$0.88	$0.46

Disclosure of DSU's and PSU's issued and outstanding [Table Text Block]
	DSUs (thousands)	PSUs (thousands)
Outstanding at January 1, 2020	2,354	1,675
Granted	572	1,375
Settled	(803)	(400)
Outstanding at January 1, 2021	2,123	2,650
Granted	198	530
Settled	(535)	(400)
Outstanding at December 31, 2021	1,786	2,780

Disclosure of share based compensation expense (recovery) [Table Text Block]
	Years ended December 31,
	2021	2020
Share options - amortization	2,142	1,013
Performance share units - amortization	1,151	1,231
Change in fair value of deferred share units	2,469	3,066
	5,762	5,310